Financial instruments - Summary of Movement in Provision for Expected Credit Losses (Details) - Expected credit loss provision - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	$ (1,566)
Expected credit loss provision, ending balance	(1,369)	$ (1,566)
Trade receivables
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	(1,566)	(2,281)
Net change in expected credit loss provision during the year	197	715
Expected credit loss provision, ending balance	$ (1,369)	$ (1,566)